Consolidated Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net profit for the year		$ 286.0	$ 611.5	$ 648.0
Adjustments:
Profit from sale of vessels		(19.0)	(51.3)	(50.4)
Depreciation and amortization		214.5	192.0	149.3
Financial income		(13.3)	(24.8)	(14.3)
Financial expenses		74.4	74.1	60.9
Tax expenses/(income)		9.2	(2.0)	4.0
Other non-cash movements		41.4	22.9	14.5
Interest received and realized exchange gains		11.9	24.8	14.3
Interest paid and realized exchange losses		(70.0)	(66.9)	(66.0)
Income taxes paid		(2.7)	(1.3)	(3.1)
Change in inventories, receivables and payables, etc.		(33.5)	47.8	47.8
Net cash flow from operating activities		498.9	826.8	805.0
Cash flow from investing activities
Investment in tangible fixed assets	[1]	(308.5)	(582.4)	(509.7)
Investment in intangible fixed assets		(1.8)	(1.1)	(0.6)
Sale of tangible fixed assets		143.8	130.6	166.4
Change in restricted cash		13.9	10.8	(26.7)
Net cash flow from investing activities		(152.6)	(442.1)	(370.6)
Cash flow from financing activities
Proceeds, borrowings		338.0	419.4	676.4
Repayment, borrowings		(567.7)	(256.3)	(585.4)
Vessel lease extinguishment prepayment		(29.1)	0.0	0.0
Dividends paid		(199.7)	(553.3)	(586.4)
Capital increase	[1]	2.3	12.5	6.2
Transaction costs share issue		(0.1)	(0.6)	(0.2)
Transactions with non-controlling interests		(3.8)	0.0	0.0
Net cash flow from financing activities		(460.1)	(378.3)	(489.4)
Net cash flow from operating, investing, and financing activities		(113.8)	6.4	(55.0)
Cash and cash equivalents as of January 01		271.9	265.5	320.5
Cash and cash equivalents as of December 31		158.1	271.9	265.5
Restricted cash as of December 31		5.4	19.3	30.1
Cash and cash equivalents, including restricted cash as of December 31		$ 163.5	$ 291.2	$ 295.6

[1]	1) In 2025, capital increase amounted to $19.3m (2024: $331.7m, 2023: $92.7m) including a $17.0m (2024: $319.2m, 2023: $86.5m)
non-cash share issues in relation to the acquisition of one (2024: nineteen, 2023: five) vessels. Please refer to Note 18 for further reference.